Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 458,976
Related Party Transactions Schedule Of Related Party Transactions 2	371,340
Related Party Transactions Schedule Of Related Party Transactions 3	351,670
Related Party Transactions Schedule Of Related Party Transactions 4	18,535
Related Party Transactions Schedule Of Related Party Transactions 5	34,002
Related Party Transactions Schedule Of Related Party Transactions 6	32,299
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	682,000
Related Party Transactions Schedule Of Related Party Transactions 9	223,000
Related Party Transactions Schedule Of Related Party Transactions 10	0
Related Party Transactions Schedule Of Related Party Transactions 11		0.85
Related Party Transactions Schedule Of Related Party Transactions 12	1.85	1.85
Related Party Transactions Schedule Of Related Party Transactions 13	1.95	1.95